INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 15 - INTANGIBLE ASSETS OTHER THAN GOODWILL

The details of intangible assets are as follows:

	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	625,368	587,214	625,368	587,214
Loyalty program	203,791	190,542	203,791	190,542
Computer software	143,550	136,135	518,971	463,478
Developing software	107,652	104,874	107,651	105,673
Trademarks (1)	-	-	37,904	36,723
Other assets	25	127	1,315	1,315
Total	1,080,386	1,018,892	1,495,000	1,384,945

a)	Movement in Intangible assets other than goodwill:

	Computer			Trademarks
	software and others	Developing	Airport	and loyalty
	Net	software	slots	program (1)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	221,324	99,193	845,959	281,765	1,448,241
Additions	45	76,331	-	-	76,376
Withdrawals	(333)	(454)	(36,896)	-	(37,683)
Transfer software and others	101,015	(99,890)	-	-	1,125
Foreign exchange	(20,242)	(6,659)	(181,321)	(63,478)	(271,700)
Amortization	(162,468)	-	-	(7,332)	(169,800)
Closing balance as of December 31, 2020	139,341	68,521	627,742	210,955	1,046,559
Opening balance as of January 1, 2021	139,341	68,521	627,742	210,955	1,046,559
Additions	-	82,798	-	-	82,798
Withdrawals	(275)	(429)	-	-	(704)
Transfer software and others	46,144	(45,657)	-	(352)	135
Foreign exchange	(3,571)	(359)	(40,528)	(14,276)	(58,734)
Amortization	(45,377)	-	-	(5,785)	(51,162)
Closing balance as of December 31, 2021	136,262	104,874	587,214	190,542	1,018,892
Opening balance as of January 1, 2022	136,262	104,874	587,214	190,542	1,018,892
Additions	47	66,820	-	-	66,867
Withdrawals	(2,947)	(245)	-	-	(3,192)
Transfer software and others	61,212	(63,658)	-	-	(2,446)
Foreign exchange	3,359	(139)	38,154	13,249	54,623
Amortization	(54,358)	-	-	-	(54,358)
Closing balance as of December 31, 2022	143,575	107,652	625,368	203,791	1,080,386

(1)	In 2016, the Company decided to adopt a unique name and identity and announced that the group’s brand will be LATAM, which united all the companies under a single image.

The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.

As of December, 31, 2022, the TAM brand is fully amortized.

See Note 2.5

The amortization of each period is recognized in the consolidated income statement within administrative expenses.

The cumulative amortization of computer programs, brands and other assets as of December 31, 2022 amounts to ThUS $ 414,614 (ThUS $ 366,053 as of December 31, 2021).

b) Impairment Test Intangible Assets with an indefinite useful life

As of December 31, 2022, the Company maintains only the CGU “Air Transport”.

The CGU “Air transport” considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe, Africa and Oceania.

As of December 31, 2022, in accordance with the accounting policy, the Company performed the annual impairment test.

The recoverable amount of the CGU was determined based on calculations of the value in use. These calculations use projections of 5 years of cash flows after taxes from the financial budgets approved by management. Cash flows beyond the budgeted period are extrapolated using growth rates and estimated average volumes, which do not exceed long-term average growth rates.

Management’s cash flow projections included significant judgements and assumptions related to annual revenue growth rates, discount rate, inflation rates, the exchange rate and the price of fuel. The annual revenue growth rate is based on past performance and management’s expectations of market development in each of the countries in which it operates. The discount rates used for the CGU “Air transport” are determined in US dollars, after taxes, and reflect specific risks related to the relevant countries of each of the operations. Inflation rates and exchange rates are based on the data available from the countries and the information provided by the Central Banks of the various countries where it operates, and the price of fuel is determined based on estimated levels of production, the competitive environment of the market in which they operate and their commercial strategy.

The recoverable values were determined using the following assumptions:

CGU
Air transport
Annual growth rate (Terminal)%		0.0 – 3.5
Exchange rate (1)	R$/US$	5.40 – 5.63
Discount rate based don the Weighted Average
Cost of Capital (WACC)%		8.40 – 12.40
Fuel Price from future prices curves
Commodities markets	US$/barrel	100 – 130

(1)	In line with expectations of the Central Bank of Brazil.

The result of the impairment test, which includes a sensitivity analysis of its main variables, showed that the recoverable amount exceeded the book value of the cash-generating unit, and therefore no impairment was identified.

The CGU is sensitive to annual growth rates, discounts and exchange rates and fuel price. The sensitivity analysis included the individual impact of changes in critical estimates in determining recoverable amounts, namely:

Increase
	Increase	Decrease rate	fuel price
	WACC Maximum	Terminal growth Minimal	Maximum US$/barrel
	%	%
Air Transportation CGU	12.4	0	130

In none of the above scenarios an impairment of the cash-generating unit was identified.